Summary of Significant Accounting Policies (Details 2) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 03, 2015 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)
Correction of Operating and Investing Cash Flows for the Three Months Ended March 31, 2014
Common stock, shares authorized | shares		100,000,000		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01
Change in operating assets and liabilities:
accounts receivable - JIB and other		$ 22,617	$ (1,557)	$ (18,897)	$ (18,002)	$ (3,249)
Net cash provided by operating activities		138,650	173,561	351,544	237,588	145,019
Investment in property and equipment		(190,278)	(275,547)	(556,397)	(584,220)	(430,102)
Net cash used in investing activities		$ (149,994)	(128,028)	(404,264)	(1,204,332)	(781,378)
As Previously Reported
Change in operating assets and liabilities:
accounts receivable - JIB and other			1,929	(13,603)	(28,488)	(11,019)
Net cash provided by operating activities			177,047	356,838	227,102	137,249
Investment in property and equipment			(279,033)	(561,691)	(573,734)	(422,332)
Net cash used in investing activities			$ (131,514)	(409,558)	(1,193,846)	(773,608)
As Restated
Change in operating assets and liabilities:
accounts receivable - JIB and other				(18,897)	(18,002)	(3,249)
Net cash provided by operating activities				351,544	237,588	145,019
Investment in property and equipment				(556,397)	(584,220)	(430,102)
Net cash used in investing activities				$ (404,264)	$ (1,204,332)	$ (781,378)
Subsequent event
Correction of Operating and Investing Cash Flows for the Three Months Ended March 31, 2014
Stock split ratio	0.10
Common stock, shares authorized | shares	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01